SHARE CAPITAL (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of classes of share capital [abstract]
Summary of Issued and Fully Paid Ordinary Shares	The following table outlines common share activity for each period presented.

SHARES
Issued and fully paid ordinary shares
As of January 1, 2025	34,762,899
Issue of ordinary shares (note 12)	13,448
Issue of restricted ordinary share awards (note 14)	44,086
Issue of ordinary shares to satisfy employee entitlements arising from the vesting of Restricted Share Units (Note 13, 14)	147,183
Issue of ordinary shares in exchange of share options exercised (Note 14)	36,857
Issue of ordinary shares as a payment of consideration for OddsJam Acquisition (Note 5)	708,178
As of June 30, 2025	35,712,651

As of January 1, 2024	37,222,549
Issue of restricted ordinary share awards (Note 14)	56,995
Issue of ordinary shares in exchange of share options exercised (Note 14)	158,247
Issue of ordinary shares in exchange of warrants' exercise (Note 12)	33,782
Treasury shares acquired	(1,163,260)
As of June 30, 2024	36,308,313